Prospectus Supplement
Dated October 9, 2026
For
Certain Variable Life Insurance Policies and Variable Annuity Contracts
Issued By
THE GUARDIAN INSURANCE & ANNUITY COMPANY, INC.
The following supplemental information should be read in conjunction with the Prospectuses and applicable Updated Summary Prospectuses and Initial Summary Prospectus dated:
1.
May 1, 2026 for Flexible Solutions® VUL (2018);
2.
May 1, 2019 for Executive Benefits (COLI) VUL®;
3.
May 1, 2019 for Flexible Solutions® VUL III;
4.
April 30, 2012 for Park Avenue Life (PAL) 95 Variable Whole Life Insurance Policy;
5.
April 30, 2012 for Park Avenue Life (PAL) 97 Variable Whole Life Insurance Policy;
6.
May 1, 2008 for Flexible Solutions® Variable Universal Life;
7.
May 1, 2008 for Flexible Solutions® Variable Universal Life Gold;
8.
May 1, 2008 for Park Avenue Survivorship Variable Universal Life (SVUL) – Millennium Series®;
9.
May 1, 2006 for Park Avenue Variable Universal Life (VUL) – Millennium Series®;
10.
May 1, 2005 for Park Avenue Life – Millennium Series® Variable Life Insurance Policy (PAL Millennium);
11.
May 1, 2002 for the Value Plus Single Premium Variable Life;
12.
May 1, 2001 for Park Avenue Variable Universal Life (VUL) – 97 Form;
13.
May 1, 1998 for the Select Guard Annual Premium Variable Life Insurance Policy.
14.
May 1, 2026 for The Guardian Investor® Group Variable Annuity;
15.
May 1, 1988 for The Guardian Variable Account 1 (VA-1) Variable Annuity; and
16.
May 1, 1988 for The Guardian Variable Account 2 (VA-2) Variable Annuity.
Special terms not defined herein have the meanings ascribed to them in the Prospectus.
NOTICE OF FUND REORGANIZATION
On or about December 4, 2026 (the “Reorganization Date”), subject to shareholder approval, the following “Target Funds” in which investment divisions (“subaccounts”) of the Separate Account currently may invest will be reorganized into and with the corresponding “Acquiring Funds” (the “Reorganization”).
Target Fund	Acquiring Fund
Guardian All Cap Core VIP Fund Guardian Diversified Research VIP Fund Guardian Integrated Research VIP Fund Guardian Strategic Large Cap Core VIP Fund	SA Franklin Systematic U.S. Large Cap Core Portfolio (Class 3)
Guardian Balanced Allocation VIP Fund	SA Index Allocation 60/40 Portfolio (Class 3)
Guardian Core Fixed Income VIP Fund	SA Franklin Core Fixed Income Portfolio (Class 1)
Guardian U.S. Government/Credit VIP Fund	SA Franklin Core Fixed Income Portfolio (Class 3)

Target Fund	Acquiring Fund
Guardian Core Plus Fixed Income VIP Fund Guardian Total Return Bond VIP Fund	SA JPMorgan MFS Core Bond Portfolio (Class 3)
Guardian Equity Income VIP Fund	SA Franklin Systematic U.S. Large Cap Value Portfolio (Class 1)
Guardian Global Utilities VIP Fund	SA Large Cap Value Index Portfolio (Class 3)
Guardian Growth & Income VIP Fund Guardian Large Cap Disciplined Value VIP Fund	SA Franklin BW U.S. Large Cap Value Portfolio (Class 3)
Guardian International Equity VIP Fund	SA BlackRock Advantage International Portfolio (Class 3) (formerly, SA Morgan Stanley International Equities Portfolio) (Class 3)
Guardian International Growth VIP Fund	SA Fidelity Institutional AM International Growth Portfolio (Class 3)
Guardian Large Cap Disciplined Growth VIP Fund	SA Franklin Large Cap Disciplined Growth Portfolio (Class 3)
Guardian Large Cap Fundamental Growth VIP Fund	SA MFS Large Cap Growth Portfolio (Class 3)
Guardian Mid Cap Relative Value VIP Fund Guardian Mid Cap Traditional Growth VIP Fund Guardian Select Mid Cap Core VIP Fund Guardian Small-Mid Cap Core VIP Fund	SA Franklin Mid Cap Core Portfolio (Class 3)
Guardian Multi-Sector Bond VIP Fund	SA Multi-Managed Diversified Fixed Income Portfolio (Class 3)
Guardian Short Duration Bond VIP Fund	SA JPMorgan Ultra-Short Bond Portfolio (Class 1)
Guardian Small Cap Value Diversified VIP Fund	SA Franklin Small Company Value Portfolio (Class 3)
The following table provides additional information about the Acquiring Funds:

			As of December 31, 2025
Type/Investment Objective	Portfolio CompanyAnd Adviser/SubAdviser	Current Expenses	1 Year Average Annual Total Return	5 Year Average Annual Total Return	10 Year Average Annual Total Return
The Portfolio's investment goal is long-term capital appreciation.	SA Franklin Systematic U.S. Large Cap Core Portfolio (Class 3) SunAmerica Asset Management, LLC Franklin Advisers, Inc.	0.79%	18.02%	15.11%	N/A
The Portfolio's investment goals are growth of capital and, secondarily, current income.	SA Index Allocation 60/40 Portfolio (Class 3) SunAmerica Asset Management, LLC	0.71%	13.13%	6.99%	N/A
The Portfolio's investment goal is to maximize total return consistent with prudent risk.	SA Franklin Core Fixed Income Portfolio (Class 1) SunAmerica Asset Management, LLC Franklin Advisers, Inc.	0.48% (pro forma)*	N/A	N/A	N/A
The Portfolio's investment goal is to maximize total return consistent with prudent risk.	SA Franklin Core Fixed Income Portfolio (Class 3) SunAmerica Asset Management, LLC Franklin Advisers, Inc.	0.73% (pro forma)*	N/A	N/A	N/A
The Portfolio's investment goal is maximum total return, consistent with preservation of capital and prudent investment management.	SA JPMorgan MFS Core Bond Portfolio (Class 3) SunAmerica Asset Management, LLC J.P. Morgan Investment Management Inc. Massachusetts Financial Services Company	0.78%	6.98%	-0.17%	2.19%

			As of December 31, 2025
Type/Investment Objective	Portfolio CompanyAnd Adviser/SubAdviser	Current Expenses	1 Year Average Annual Total Return	5 Year Average Annual Total Return	10 Year Average Annual Total Return
The Portfolio's investment goal is long-term capital appreciation.	SA Franklin Systematic U.S. Large Cap Value Portfolio (Class 1) SunAmerica Asset Management, LLC Franklin Advisers, Inc.	0.64%	16.92%	11.80%	12.59%
Investment results that correspond with the performance of the S&P 500 Value Index	SA Large Cap Value Index Portfolio (Class 3) SunAmerica Asset Management, LLC BlackRock Investment Management, LLC	0.60%	12.57%	12.28%	N/A
The Portfolio's investment goal is growth of capital.	SA Franklin BW U.S. Large Cap Value Portfolio (Class 3) SunAmerica Asset Management, LLC Brandywine Global Investment Management, LLC	0.95%	16.83%	13.57%	11.32%
The Portfolio's investment goal is long-term capital appreciation.	SA BlackRock Advantage International Portfolio (Class 3) (formerly, SA Morgan Stanley International Equities Portfolio) (Class 3) SunAmerica Asset Management, LLC BlackRock Investment Management, LLC	1.12%	20.99%	5.23%	6.11%
The Portfolio's investment goal is to seek long-term growth of capital.	SA Fidelity Institutional AM International Growth Portfolio (Class 3) SunAmerica Asset Management, LLC FIAM LLC	1.14%	18.00%	5.76%	N/A
The Portfolio's investment goal is to provide long-term capital growth.	SA Franklin Large Cap Disciplined Growth Portfolio (Class 3) SunAmerica Asset Management, LLC Franklin Advisers, Inc. Putnam Investment Management, LLC ClearBridge Investments, LLC	0.87% (pro forma)*	N/A	N/A	N/A
The Portfolio's investment goal is capital appreciation.	SA MFS Large Cap Growth Portfolio (Class 3) SunAmerica Asset Management, LLC Massachusetts Financial Services Company	0.93%	16.39%	14.85%	15.87%
The Portfolio's investment goal is to provide long-term capital growth.	SA Franklin Mid Cap Core Portfolio (Class 3) SunAmerica Asset Management, LLC Franklin Advisers, Inc. Brandywine Global Investment Management, LLC ClearBridge Investments, LLC	0.96% (pro forma)*	N/A	N/A	N/A
The Portfolio's investment goal is relatively high current income and secondarily capital appreciation.	SA Multi-Managed Diversified Fixed Income Portfolio (Class 3) SunAmerica Asset Management, LLC PineBridge Investments LLC Wellington Management Company LLP	0.96%	6.62%	-0.73%	1.83%
The Portfolio's investment goal is current income consistent with liquidity and preservation of capital.	SA JPMorgan Ultra-Short Bond Portfolio (Class 1) SunAmerica Asset Management, LLC J.P. Morgan Investment Management Inc.	0.55%	4.62%	2.46%	1.68%
The Portfolio's investment goal is long-term growth of capital.	SA Franklin Small Company Value Portfolio (Class 3) SunAmerica Asset Management, LLC Franklin Mutual Advisers, LLC	1.25%	6.14%	8.32%	9.41%
* Current expenses are estimates. The Acquiring Funds are new Funds that have no actual operating history and will commence operations on or about the Reorganization Date.
The Target Funds will no longer be available as variable investment options under the Policy or Contract after the Reorganization Date. The corresponding Acquiring Funds of the Target Funds that are available under your Policy or Contract will be available as variable investment options under the Policy or Contract on December 4, 2026. On the Reorganization Date, all subaccount units corresponding to shares of the Target Funds will be replaced with subaccount units corresponding to shares of the Acquiring Funds.
The Reorganization will be effected at the relative net asset values of the Target’s Fund’s and the Acquiring Fund’s shares. Your Policy or Contract value immediately prior to the Reorganization will equal your Policy or Contract value immediately after the Reorganization. There will be no tax consequences for you as a result of the

Reorganization. The Reorganization will be performed at no cost to you. The fees and charges under your Policy or Contract will not increase as a result of the Reorganization. Your rights and the Company’s obligations under your Policy or Contract will not be altered in any way.
You may make changes to your investment allocations by submitting your written, electronic or telephone instructions in Good Order by mail to The Guardian Insurance & Annuity Company, Inc., Individual Markets, P. O. Box 981588, El Paso, TX 79998-1592 (regular mail) or 5951 Luckett Ct., Bldg. A, El Paso, TX 79998-1588 (overnight mail), or by calling 1-888-482-7342.
For 30 days prior to and for 30 days after the Reorganization Date, except with respect to any market timing/short-term trading limitations as set forth in your Prospectus, there will be no exercise of any rights reserved under the Policies to impose additional restrictions on transfers between subaccounts.
If your Policy or Contract value is automatically transferred on the Reorganization Date, you will receive a confirmation showing the transfer of your Policy or Contract value from the subaccounts that invest in the Target Funds to the subaccounts that invest in the corresponding Acquiring Funds. Due to the difference in unit values, the number of units you receive in the subaccounts investing in the Acquiring Funds will be different from the number of units you held in the subaccounts investing in the Target Funds.
Further, certain administrative programs will be impacted by the Reorganization. Specifically:
●
Dollar Cost Averaging (“DCA”) and Automatic Portfolio Rebalancing (“APR”): If you are enrolled in a DCA program or APR that includes the Target Funds, you may terminate your current allocation instructions and provide new allocation instructions at any time. If you do not provide new allocation instructions prior to the Reorganization Date, your enrollment will automatically be updated to replace the subaccounts that invest in the Target Funds with the subaccounts that invest in the Acquiring Funds at the close of business on the Reorganization Date.
●
Premium Allocation Instructions: If you have premium allocation instructions on file that include the Target Funds, you may change those allocation instructions by providing new allocation instructions at any time. If you do not provide new allocation instructions prior to the Reorganization Date, your premium allocation instructions on file will automatically be updated to replace the subaccounts that invest in the Target Funds with the subaccounts that invest in the Acquiring Funds at the close of business on the Reorganization Date.
●
Automated Alert Program: If you have any Automated Alerts on file that include the Target Funds, you may change those Automated Alerts by providing new instructions at any time. If you do not provide new instructions prior to the Reorganization Date, your Automated Alert instructions on file will automatically be updated to replace the subaccounts that invest in the Target Funds with the subaccounts that invest in the Acquiring Funds at the close of business on the Reorganization Date.
Except as set forth herein, all other provisions of the prospectus shall remain unchanged.
This PROSPECTUS Supplement Should Be Retained For Future Reference.